PROPERTY, PLANT AND EQUIPMENT (Details) £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)
Disclosure of property, plant and equipment [text block] [Abstract]
Rental income	£ 197		£ 213
Direct operating expense from investment property generating rental income	23		24
Capital expenditure contracted for but not recognised	33		21
Contingent rents recognised as income, classified as operating lease		$ 0	0
Expected future minimum sublease payments receivable under non-cancellable subleases, classified as operating lease	£ 60		£ 71